Business Combinations (Q3) (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2017	Mar. 03, 2017	Aug. 31, 2016	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Net cash paid to acquire business					$ 18,800	$ 18,800	$ 18,780	$ 26,179	$ 82,319
LeROI [Member]
Business Combinations [Abstract]
Percentage interest acquired	100.00%
Net cash paid to acquire business	$ 20,500
Holdback recorded in accrued liabilities	2,000
Goodwill deductible for tax purposes	$ 0
Tamrotor Kompressorit Oy [Member]
Business Combinations [Abstract]
Non-controlling ownership interest acquired		49.00%
Cash consideration for acquisition of non-controlling interest		$ 5,200
Holdback recorded in accrued liabilities		500
Tamrotor Kompressorit Oy [Member] | Capital in Excess of Par Value [Member]
Business Combinations [Abstract]
Acquisition of non-controlling interest		2,300
Tamrotor Kompressorit Oy [Member] | Accumulated Other Comprehensive Loss [Member]
Business Combinations [Abstract]
Acquisition of non-controlling interest		$ 1,500
ILS Innovative Laborsysteme GmbH and Zinsser Analytic GmbH [Member]
Business Combinations [Abstract]
Percentage interest acquired			100.00%
Net cash paid to acquire business			$ 18,800	$ 300
Goodwill deductible for tax purposes			$ 0